Loan Receivable (Details Narrative) - USD ($)	1 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Loans receivable	$ 2,180,655	$ 2,180,655
Loan interest rate	6.09%
Loan and accrued interest, repayment date	Dec. 31, 2019